Borrowings - Schedule of Interest-Bearing Financial Instruments (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	RM 55,316,394	$ 13,131,488	RM 35,039,857	$ 7,829,261	RM 24,709,116
Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	208,288	49,445	132,201	29,539	93,895
Hire purchase payables [Member] | Fixed rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	503,790	119,593	250,000	55,859
Bank Borrowings [Member] | Floating rate instrument [Member]
Schedule of Interest-Bearing Financial Instruments [Line Items]
Interest-bearing financial instruments	RM 54,812,604	$ 13,011,895	RM 34,789,857	$ 7,773,402	RM 24,709,116